Supplement to the
Strategic Advisers® Core Fund
July 30, 2014
Prospectus

At a meeting held on March 5, 2015, the Board of Trustees approved the appointment of J.P. Morgan Investment Management Inc. (JPMorgan) as a new sub-adviser of the fund. In addition, at a meeting held on December 2, 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as a new sub-adviser of the fund. In addition, at a meeting held on September 4, 2014, the Board of Trustees approved the appointment of Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Robeco Investment Management, Inc. (RIM), and Waddell & Reed Investment Management Company (WRIMCO) as new sub-advisers of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to AllianceBernstein, Aristotle, Brandywine Global, ClariVest, Cornerstone, First Eagle, JPMorgan, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, Pyramis, RIM, T. Rowe Price, and WRIMCO.

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AllianceBernstein), Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), Robeco Investment Management, Inc. (RIM), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle, Loomis Sayles, MFS, MSIM, RIM, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

SAI-COR-15-02  March 20, 2015
1.910403.116

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Joseph J. Kirby (co-manager), Henry F. Otto (co-manager), and Steven M. Tonkovich (co-manager) have managed Brandywine Global's portion of the fund's assets since September 2014.

Frank Feng (co-manager), Stacey Nutt (co-manager), David J. Pavan (co-manager), and Ed Wagner (co-manager) have managed ClariVest's portion of the fund's assets since January 2015.

Helge Skibeli (portfolio manager) has managed JPMorgan's portion of the fund's assets since March 2015.

Guy Lakonishok, CFA (co-manager), Josef Lakonishok (co-manager), Puneet Mansharamani, CFA (co-manager), Greg Sleight (co-manager), and Menno Vermeulen, CFA (co-manager) have managed LSV's portion of the fund's assets since September 2014.

The following information replaces the biographical information for T. Rowe Price's portion of the fund's assets found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Ann M. Holcomb, Jason B. Polun, and Eric Veiel (portfolio managers) have managed T. Rowe Price's portion of the fund's assets since January 2015.

The following information supplements existing information found in the "Fund Management" section on page 20.

Aristotle, at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, California 90025, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, Aristotle had approximately $7.3 billion in assets under management. Aristotle has not currently been allocated a portion of the fund's assets to manage.

Brandywine Global, at 2929 Arch Street, Philadelphia, Pennsylvania 19104, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, Brandywine Global had approximately $53.2 billion in discretionary assets under management. Brandywine Global provides investment advisory services for the fund.

ClariVest, at 3611 Valley Centre Drive, Suite 100, San Diego, California 92130, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, ClariVest had approximately $3.5 billion in discretionary assets under management. ClariVest provides investment advisory services for the fund.

JPMorgan, at 270 Park Avenue, New York, New York 10017, has been retained to serve as a sub-adviser for the fund. As of December 31, 2014, JPMorgan had approximately $1.74 trillion in assets under management. JPMorgan provides investment advisory services for the fund.

Loomis Sayles, at One Financial Center, Boston, Massachusetts, 02111, has been retained to serve as a sub-adviser for the fund. As of October 31, 2014, Loomis Sayles had approximately $227 billion in assets under management. Loomis Sayles has not currently been allocated a portion of the fund's assets to manage.

LSV, at 155 North Wacker Drive, Suite 4600, Chicago, Illinois 60606, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, LSV had approximately $84.3 billion in discretionary assets under management. LSV provides investment advisory services for the fund.

MFS, at 111 Huntington Avenue, Boston, Massachusetts 02199, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, MFS had approximately $422 billion in assets under management. MFS has not currently been allocated a portion of the fund's assets to manage.

MSIM, at 522 Fifth Avenue, New York, New York 10032, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, MSIM had approximately $381.7 billion in discretionary assets under management. MSIM has not currently been allocated a portion of the fund's assets to manage.

RIM, at One Beacon Street, 30th Floor, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, RIM had approximately $59.9 billion in assets under management. RIM has not currently been allocated a portion of the fund's assets to manage.

WRIMCO, at 6300 Lamar Avenue, P.O. Box 29217, Overland Park, Kansas 66201-9217, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, WRIMCO had approximately $131.4 billion in discretionary assets under management. WRIMCO has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 21.

Brandywine Global

Joseph J. Kirby serves as a portfolio manager for Brandywine Global's portion of the fund's assets, which he has managed since September 2014. Mr. Kirby is lead portfolio manager for Brandywine Global's Diversified Large Cap Value Equity and Diversified Large Cap 130/30 strategies. He serves as a portfolio manager and securities analyst on Brandywine Global's Diversified Value Equity team. Mr. Kirby contributes to the quantitative and fundamental analysis of securities for the Diversified Value Equity portfolios by consistently applying Brandywine Global's disciplined management exclusionary process. Since joining Brandywine Global and its Diversified Team in 1994, Mr. Kirby has been involved in each aspect of the portfolio process, including leading the trading efforts for all Diversified portfolios from 1997 through 2000. Prior to joining Brandywine Global, he was with CoreStates Financial Corporation as an auditor (1992-1994). Mr. Kirby earned a B.S. in Finance from DeSales University.

Henry F. Otto serves as a portfolio manager for Brandywine Global's portion of the fund's assets, which he has managed since September 2014. Mr. Otto is the founder and co-lead portfolio manager of Brandywine Global's Diversified Value Equity strategies. Prior to joining Brandywine Global in 1988, he was with Dimensional Fund Advisors, Inc., where he managed and traded small cap portfolios and developed computer systems to structure portfolios and analyze performance (1984-1987), and the Chicago Board of Trade as a financial economist developing financial-based futures and options (1982-1984). He earned both an M.B.A. in Finance and Economics and a B.A. in Economics from the University of Chicago. Mr. Otto is a member of Brandywine Global's Executive Board.

Steven M. Tonkovich serves as a portfolio manager for Brandywine Global's portion of the fund's assets, which he has managed since September 2014. Mr. Tonkovich is co-lead portfolio manager of Brandywine Global's Diversified Value Equity strategies. He plays an integral role in the team's continual refinement of the Diversified Value Equity investment process and the firm's ongoing research into value investing. Prior to joining Brandywine Global in 1989, he was with the Wharton School of the University of Pennsylvania as a research analyst in the Finance Department (1987-1989) and the Moore School of Electrical Engineering of the University of Pennsylvania as a research assistant (1986-1987). Mr. Tonkovich earned a B.S.E in Finance and Regional Science from the Wharton School. He is a member of Brandywine Global's Executive Board.

ClariVest

Frank Feng, Ph.D., serves as co-portfolio manager for ClariVest's portion of the fund's assets, which he has managed since January 2015. He is a founder and owner of ClariVest Asset Management LLC and lead portfolio manager with primary responsibility for the US large-cap core strategy. Prior to forming ClariVest in March 2006, Mr. Feng was the portfolio manager for the Systematic US large-cap core strategy and served as a member of the Systematic investment team that managed over $5 billion in assets at Nicholas-Applegate Capital Management. Before joining Nicholas-Applegate, Mr. Feng served as a senior quantitative analyst with Thomson Financial/Vestek Systems and as a credit analyst with Providian Financial. He received a BA from Jiaotong University, Xian, China, an MBA from The University of International Business & Economics, Beijing, China, and a PhD in finance from Georgia State University. Mr. Feng began his investment career in 1997.

Stacey Nutt, Ph.D., provides strategic direction and oversight for the investment process used for ClariVest's portion of the fund's assets and has been co-manager of the fund since January 2015. He is a founder and owner of ClariVest Asset Management LLC and serves as CEO, CIO and lead portfolio manager. Prior to forming ClariVest in March 2006, Stacey led Nicholas-Applegate Capital Management's Systematic investment team, which managed over $5 billion in assets. In addition, he was the portfolio manager for Systematic US small-cap strategies and co-manager for the Systematic small/mid (smid) strategy. Before joining Nicholas-Applegate, Stacey was a research director at Vestek Systems, an innovator in applying technology to help investment professionals make more informed decisions. He received his Bachelor of Science degree from Oral Roberts University and his MBA and PhD from Georgia Institute of Technology. Stacey began his investment career in 1993.

David J. Pavan, CFA, serves as co-portfolio manager for ClariVest's portion of the fund's assets, which he has managed since January 2015. He is a founder and owner of ClariVest Asset Management LLC and lead portfolio manager with primary responsibility for the US large-cap growth investment strategy. Prior to forming ClariVest in March 2006, Mr. Pavan was the portfolio manager for the Systematic US large-cap growth strategies at Nicholas-Applegate Capital Management, and was a member of the Systematic investment team that managed over $5 billion in assets at the firm. Previously, he served as a quantitative analyst at Putnam Investments. Prior to this, Mr. Pavan was a partner at Genus Capital Management, where he worked as an equity analyst. Mr. Pavan holds a Bachelor's degree in Mathematics from the University of Waterloo, an MBA from Queen's University, and a Masters in Computational Finance from Carnegie Mellon University. Mr. Pavan began his investment career in 1993.

Ed Wagner serves as co-portfolio manager for ClariVest's portion of the fund's assets, which he has managed since January 2015. He joined ClariVest in December 2007 as a portfolio manager with responsibility for US small-cap and mid-cap investment strategies, and transitioned to mid-cap and large-cap strategies in 2012. Prior to joining ClariVest, Ed was a business analyst at Advent Software where he was responsible for fixed income and derivatives functionality for Geneva, Advent's hedge fund accounting product. Before joining Advent, Ed was an investment analyst for US small cap strategies and served as a member of the Systematic investment team at Nicholas-Applegate Capital Management. Before joining Nicholas-Applegate, Ed was an Assistant Product Manager and Junior Quantitative Analyst for Vestek Systems. Ed holds a Bachelor's degree in Economics from the University of California, San Diego, and an MBA from the Australian Graduate School of Management. Ed began his investment career in 1994.

JPMorgan

Helge Skibeli, managing director, serves as portfolio manager for JPMorgan's portion of the fund's assets, which he has managed since March 2015. Mr. Skibeli is the head of the U.S. Equity Research Group and a Large Cap Core portfolio manager. An employee since 1990, Helge became head of research in March 2002. Helge obtained an M.A. in general business from the Norwegian School of Management and earned an M.B.A. from the University of Wisconsin. He is a CFA charterholder

LSV

Guy Lakonishok, CFA, serves as portfolio manager for LSV's portion of the fund's assets, which he has managed since September 2014. Mr. Lakonishok has served as a Quantitative Analyst of LSV since 2009, a partner since 2013 and portfolio manager since 2014. He has more than 13 years of investment experience.

Josef Lakonishok serves as a portfolio manager for LSV's portion of the fund's assets, which he has managed since September 2014. Dr. Lakonishok has served as CEO, CIO, Partner and portfolio manager for LSV since its founding in 1994. He has more than 36 years of investment and research experience.

Puneet Mansharamani, CFA, serves as a portfolio manager for LSV's portion of the fund's assets, which he has managed since September 2014. Mr. Mansharamani has served as a Partner and portfolio manager since 2006 and a Quantitative Analyst of LSV since 2000. He has more than 15 years of investment experience.

Greg Sleight serves as portfolio manager for LSV's portion of the fund's assets, which he has managed since September 2014. Mr. Sleight has served as a Quantitative Analyst of LSV since 2006, a partner since 2012 and portfolio manager since 2014. He has more than 8 years of investment experience.

Menno Vermeulen, CFA, serves as a portfolio manager for LSV's portion of the fund's assets, which he has managed since September 2014. Mr. Vermeulen has served as a portfolio manager and senior quantitative analyst of LSV since 1995 and a Partner since 1998. He has more than 22 years of investment and research experience.

The following information replaces the biographical information for T. Rowe Price's portion of the fund's assets found in the "Fund Management" section on page 23.

T. Rowe Price's portion of the fund's assets is managed by T. Rowe Price's investment advisory committee, which is composed of Ann M. Holcomb, Jason B. Polun, and Eric Veiel, who are co-chairmen of the committee. As co-chairmen of the investment advisory committee, Ms. Holcomb, Mr. Polun, and Mr. Veiel have day-to-day responsibility for managing T. Rowe Price's portion of the fund's assets since January 2015.

Ms. Holcomb joined the firm in 1996 and her investment experience dates from 1995. During the past five years, she has served as a portfolio manager and quantitative analyst.

Jason B. Polun initially joined the Firm in 2003, and rejoined the Firm in 2007, and his investment experience dates from 2003. During the past five years, he has served as a research analyst and the Director of Equity Research for North America (beginning in 2010).

Eric Veiel joined the firm in 2005 and his investment experience dates from 1999. During the past five years, he has served as a research analyst, portfolio manager (beginning in 2010), and the Co-Director of Equity Research in North America (beginning in 2014).

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
July 30, 2014
Prospectus

At a meeting held on March 5, 2015, the Board of Trustees approved the appointment of J.P. Morgan Investment Management Inc. (JPMorgan) as a new sub-adviser of the fund. In addition, at a meeting held on December 2, 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as a new sub-adviser of the fund. In addition, at a meeting held on September 4, 2014, the Board of Trustees approved the appointment of Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Robeco Investment Management, Inc. (RIM), and Waddell & Reed Investment Management Company (WRIMCO) as new sub-advisers of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to AllianceBernstein, Aristotle, Brandywine Global, ClariVest, Cornerstone, First Eagle, JPMorgan, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, Pyramis, RIM, T. Rowe Price, and WRIMCO.

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AllianceBernstein), Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), Robeco Investment Management, Inc. (RIM), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle, Brandywine Global, ClariVest, Loomis Sayles, LSV, MFS, MSIM, RIM, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

MMC-15-02  March 20, 2015
1.935070.112

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section beginning on page 7.

Helge Skibeli (portfolio manager) has managed JPMorgan's portion of the fund's assets since March 2015.

The following information replaces the biographical information for T. Rowe Price's portion of the fund's assets found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Ann M. Holcomb, Jason B. Polun, and Eric Veiel (portfolio managers) have managed T. Rowe Price's portion of the fund's assets since January 2015.

The following information supplements existing information found in the "Fund Management" section on page 27.

Aristotle, at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, California 90025, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, Aristotle had approximately $7.3 billion in assets under management. Aristotle has not currently been allocated a portion of the fund's assets to manage.

Brandywine Global, at 2929 Arch Street, Philadelphia, Pennsylvania 19104, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, Brandywine Global had approximately $53.2 billion in discretionary assets under management. Brandywine Global has not currently been allocated a portion of the fund's assets to manage.

ClariVest, at 3611 Valley Centre Drive, Suite 100, San Diego, California 92130, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, ClariVest had approximately $3.5 billion in discretionary assets under management. ClariVest has not currently been allocated a portion of the fund's assets to manage.

JPMorgan, at 270 Park Avenue, New York, New York 10017, has been retained to serve as a sub-adviser for the fund. As of December 31, 2014, JPMorgan had approximately $1.74 trillion in assets under management. JPMorgan provides investment advisory services for the fund.

Loomis Sayles, at One Financial Center, Boston, Massachusetts, 02111, has been retained to serve as a sub-adviser for the fund. As of October 31, 2014, Loomis Sayles had approximately $227 billion in assets under management. Loomis Sayles has not currently been allocated a portion of the fund's assets to manage.

LSV, at 155 North Wacker Drive, Suite 4600, Chicago, Illinois 60606, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, LSV had approximately $84.3 billion in discretionary assets under management. LSV has not currently been allocated a portion of the fund's assets to manage.

MFS, at 111 Huntington Avenue, Boston, Massachusetts 02199, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, MFS had approximately $422 billion in assets under management. MFS has not currently been allocated a portion of the fund's assets to manage.

MSIM, at 522 Fifth Avenue, New York, New York 10032, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, MSIM had approximately $381.7 billion in discretionary assets under management. MSIM has not currently been allocated a portion of the fund's assets to manage.

RIM, at One Beacon Street, 30th Floor, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, RIM had approximately $59.9 billion in assets under management. RIM has not currently been allocated a portion of the fund's assets to manage.

WRIMCO, at 6300 Lamar Avenue, P.O. Box 29217, Overland Park, Kansas 66201-9217, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, WRIMCO had approximately $131.4 billion in discretionary assets under management. WRIMCO has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 28.

JPMorgan

Helge Skibeli, managing director, serves as portfolio manager for JPMorgan's portion of the fund's assets, which he has managed since March 2015. Mr. Skibeli is the head of the U.S. Equity Research Group and a Large Cap Core portfolio manager. An employee since 1990, Helge became head of research in March 2002. Helge obtained an M.A. in general business from the Norwegian School of Management and earned an M.B.A. from the University of Wisconsin. He is a CFA charterholder

The following information replaces the biographical information for T. Rowe Price's portion of the fund's assets found in the "Fund Management" section on page 30.

T. Rowe Price's portion of the fund's assets is managed by T. Rowe Price's investment advisory committee, which is composed of Ann M. Holcomb, Jason B. Polun, and Eric Veiel, who are co-chairmen of the committee. As co-chairmen of the investment advisory committee, Ms. Holcomb, Mr. Polun, and Mr. Veiel have day-to-day responsibility for managing T. Rowe Price's portion of the fund's assets since January 2015.

Ms. Holcomb joined the firm in 1996 and her investment experience dates from 1995. During the past five years, she has served as a portfolio manager and quantitative analyst.

Jason B. Polun initially joined the Firm in 2003, and rejoined the Firm in 2007, and his investment experience dates from 2003. During the past five years, he has served as a research analyst and the Director of Equity Research for North America (beginning in 2010).

Eric Veiel joined the firm in 2005 and his investment experience dates from 1999. During the past five years, he has served as a research analyst, portfolio manager (beginning in 2010), and the Co-Director of Equity Research in North America (beginning in 2014).

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class F
July 30, 2014
Prospectus

At a meeting held on March 5, 2015, the Board of Trustees approved the appointment of J.P. Morgan Investment Management Inc. (JPMorgan) as a new sub-adviser of the fund. In addition, at a meeting held on December 2, 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as a new sub-adviser of the fund. In addition, at a meeting held on September 4, 2014, the Board of Trustees approved the appointment of Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Robeco Investment Management, Inc. (RIM), and Waddell & Reed Investment Management Company (WRIMCO) as new sub-advisers of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to AllianceBernstein, Aristotle, Brandywine Global, ClariVest, Cornerstone, First Eagle, JPMorgan, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, Pyramis, RIM, T. Rowe Price, and WRIMCO.

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AllianceBernstein), Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), Robeco Investment Management, Inc. (RIM), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle, Brandywine Global, ClariVest, Loomis Sayles, LSV, MFS, MSIM, RIM, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

MMC-F-15-02  March 20, 2015
1.959651.109

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Helge Skibeli (portfolio manager) has managed JPMorgan's portion of the fund's assets since March 2015.

The following information replaces the biographical information for T. Rowe Price's portion of the fund's assets found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Ann M. Holcomb, Jason B. Polun, and Eric Veiel (portfolio managers) have managed T. Rowe Price's portion of the fund's assets since January 2015.

The following information supplements existing information found in the "Fund Management" section on page 20.

Aristotle, at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, California 90025, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, Aristotle had approximately $7.3 billion in assets under management. Aristotle has not currently been allocated a portion of the fund's assets to manage.

Brandywine Global, at 2929 Arch Street, Philadelphia, Pennsylvania 19104, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, Brandywine Global had approximately $53.2 billion in discretionary assets under management. Brandywine Global has not currently been allocated a portion of the fund's assets to manage.

ClariVest, at 3611 Valley Centre Drive, Suite 100, San Diego, California 92130, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, ClariVest had approximately $3.5 billion in discretionary assets under management. ClariVest has not currently been allocated a portion of the fund's assets to manage.

JPMorgan, at 270 Park Avenue, New York, New York 10017, has been retained to serve as a sub-adviser for the fund. As of December 31, 2014, JPMorgan had approximately $1.74 trillion in assets under management. JPMorgan provides investment advisory services for the fund.

Loomis Sayles, at One Financial Center, Boston, Massachusetts, 02111, has been retained to serve as a sub-adviser for the fund. As of October 31, 2014, Loomis Sayles had approximately $227 billion in assets under management. Loomis Sayles has not currently been allocated a portion of the fund's assets to manage.

LSV, at 155 North Wacker Drive, Suite 4600, Chicago, Illinois 60606, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, LSV had approximately $84.3 billion in discretionary assets under management. LSV has not currently been allocated a portion of the fund's assets to manage.

MFS, at 111 Huntington Avenue, Boston, Massachusetts 02199, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, MFS had approximately $422 billion in assets under management. MFS has not currently been allocated a portion of the fund's assets to manage.

MSIM, at 522 Fifth Avenue, New York, New York 10032, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, MSIM had approximately $381.7 billion in discretionary assets under management. MSIM has not currently been allocated a portion of the fund's assets to manage.

RIM, at One Beacon Street, 30th Floor, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, RIM had approximately $59.9 billion in assets under management. RIM has not currently been allocated a portion of the fund's assets to manage.

WRIMCO, at 6300 Lamar Avenue, P.O. Box 29217, Overland Park, Kansas 66201-9217, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, WRIMCO had approximately $131.4 billion in discretionary assets under management. WRIMCO has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 21.

JPMorgan

Helge Skibeli, managing director, serves as portfolio manager for JPMorgan's portion of the fund's assets, which he has managed since March 2015. Mr. Skibeli is the head of the U.S. Equity Research Group and a Large Cap Core portfolio manager. An employee since 1990, Helge became head of research in March 2002. Helge obtained an M.A. in general business from the Norwegian School of Management and earned an M.B.A. from the University of Wisconsin. He is a CFA charterholder

The following information replaces the biographical information for T. Rowe Price's portion of the fund's assets found in the "Fund Management" section on page 23.

T. Rowe Price's portion of the fund's assets is managed by T. Rowe Price's investment advisory committee, which is composed of Ann M. Holcomb, Jason B. Polun, and Eric Veiel, who are co-chairmen of the committee. As co-chairmen of the investment advisory committee, Ms. Holcomb, Mr. Polun, and Mr. Veiel have day-to-day responsibility for managing T. Rowe Price's portion of the fund's assets since January 2015.

Ms. Holcomb joined the firm in 1996 and her investment experience dates from 1995. During the past five years, she has served as a portfolio manager and quantitative analyst.

Jason B. Polun initially joined the Firm in 2003, and rejoined the Firm in 2007, and his investment experience dates from 2003. During the past five years, he has served as a research analyst and the Director of Equity Research for North America (beginning in 2010).

Eric Veiel joined the firm in 2005 and his investment experience dates from 1999. During the past five years, he has served as a research analyst, portfolio manager (beginning in 2010), and the Co-Director of Equity Research in North America (beginning in 2014).

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class L and Class N
July 30, 2014
Prospectus

At a meeting held on March 5, 2015, the Board of Trustees approved the appointment of J.P. Morgan Investment Management Inc. (JPMorgan) as a new sub-adviser of the fund. In addition, at a meeting held on December 2, 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as a new sub-adviser of the fund. In addition, at a meeting held on September 4, 2014, the Board of Trustees approved the appointment of Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Robeco Investment Management, Inc. (RIM), and Waddell & Reed Investment Management Company (WRIMCO) as new sub-advisers of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to AllianceBernstein, Aristotle, Brandywine Global, ClariVest, Cornerstone, First Eagle, JPMorgan, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, Pyramis, RIM, T. Rowe Price, and WRIMCO.

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AllianceBernstein), Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), Robeco Investment Management, Inc. (RIM), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle, Brandywine Global, ClariVest, Loomis Sayles, LSV, MFS, MSIM, RIM, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

MMC-L-MMC-N-15-02  March 20, 2015
1.9585844.107

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section beginning on page 7.

Helge Skibeli (portfolio manager) has managed JPMorgan's portion of the fund's assets since March 2015.

The following information replaces the biographical information for T. Rowe Price's portion of the fund's assets found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Ann M. Holcomb, Jason B. Polun, and Eric Veiel (portfolio managers) have managed T. Rowe Price's portion of the fund's assets since January 2015.

The following information supplements existing information found in the "Fund Management" section on page 23.

Aristotle, at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, California 90025, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, Aristotle had approximately $7.3 billion in assets under management. Aristotle has not currently been allocated a portion of the fund's assets to manage.

Brandywine Global, at 2929 Arch Street, Philadelphia, Pennsylvania 19104, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, Brandywine Global had approximately $53.2 billion in discretionary assets under management. Brandywine Global has not currently been allocated a portion of the fund's assets to manage.

ClariVest, at 3611 Valley Centre Drive, Suite 100, San Diego, California 92130, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, ClariVest had approximately $3.5 billion in discretionary assets under management. ClariVest has not currently been allocated a portion of the fund's assets to manage.

JPMorgan, at 270 Park Avenue, New York, New York 10017, has been retained to serve as a sub-adviser for the fund. As of December 31, 2014, JPMorgan had approximately $1.74 trillion in assets under management. JPMorgan provides investment advisory services for the fund.

Loomis Sayles, at One Financial Center, Boston, Massachusetts, 02111, has been retained to serve as a sub-adviser for the fund. As of October 31, 2014, Loomis Sayles had approximately $227 billion in assets under management. Loomis Sayles has not currently been allocated a portion of the fund's assets to manage.

LSV, at 155 North Wacker Drive, Suite 4600, Chicago, Illinois 60606, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, LSV had approximately $84.3 billion in discretionary assets under management. LSV has not currently been allocated a portion of the fund's assets to manage.

MFS, at 111 Huntington Avenue, Boston, Massachusetts 02199, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, MFS had approximately $422 billion in assets under management. MFS has not currently been allocated a portion of the fund's assets to manage.

MSIM, at 522 Fifth Avenue, New York, New York 10032, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, MSIM had approximately $381.7 billion in discretionary assets under management. MSIM has not currently been allocated a portion of the fund's assets to manage.

RIM, at One Beacon Street, 30th Floor, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, RIM had approximately $59.9 billion in assets under management. RIM has not currently been allocated a portion of the fund's assets to manage.

WRIMCO, at 6300 Lamar Avenue, P.O. Box 29217, Overland Park, Kansas 66201-9217, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, WRIMCO had approximately $131.4 billion in discretionary assets under management. WRIMCO has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 23.

JPMorgan

Helge Skibeli, managing director, serves as portfolio manager for JPMorgan's portion of the fund's assets, which he has managed since March 2015. Mr. Skibeli is the head of the U.S. Equity Research Group and a Large Cap Core portfolio manager. An employee since 1990, Helge became head of research in March 2002. Helge obtained an M.A. in general business from the Norwegian School of Management and earned an M.B.A. from the University of Wisconsin. He is a CFA charterholder

The following information replaces the biographical information for T. Rowe Price's portion of the fund's assets found in the "Fund Management" section on page 26.

T. Rowe Price's portion of the fund's assets is managed by T. Rowe Price's investment advisory committee, which is composed of Ann M. Holcomb, Jason B. Polun, and Eric Veiel, who are co-chairmen of the committee. As co-chairmen of the investment advisory committee, Ms. Holcomb, Mr. Polun, and Mr. Veiel have day-to-day responsibility for managing T. Rowe Price's portion of the fund's assets since January 2015.

Ms. Holcomb joined the firm in 1996 and her investment experience dates from 1995. During the past five years, she has served as a portfolio manager and quantitative analyst.

Jason B. Polun initially joined the Firm in 2003, and rejoined the Firm in 2007, and his investment experience dates from 2003. During the past five years, he has served as a research analyst and the Director of Equity Research for North America (beginning in 2010).

Eric Veiel joined the firm in 2005 and his investment experience dates from 1999. During the past five years, he has served as a research analyst, portfolio manager (beginning in 2010), and the Co-Director of Equity Research in North America (beginning in 2014).